Related parties (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024		Dec. 31, 2023
Related parties
Other receivables		R$ 13,714	[1]	R$ 7,157
Trade receivables		37,779		18,137
Indemnification asset		150,326		203,942
Other liabilities		30,322	[2]	15,060
Suppliers		7,868		11,247
Bonds		762,005		263,904
Cogna Educação S.A.
Related parties
Other receivables		0	[1]	0
Trade receivables		0		0
Indemnification asset		150,326		203,942
Other liabilities		420	[2]	2,696
Suppliers		0		0
Bonds		762,005		263,904
Editora Atica S.A.
Related parties
Other receivables		12,377	[1]	4,424
Trade receivables		11,441		6,536
Indemnification asset		0		0
Other liabilities		25,489	[2]	12,334
Suppliers		5,609		6,286
Bonds		0		0
Editora E Distribuidora Educacional S.A.
Related parties
Other receivables		29	[1]	1,256
Trade receivables		455		477
Indemnification asset		0		0
Other liabilities		1,337	[2]	0
Suppliers		0		0
Bonds		0		0
Editora Scipione S.A.
Related parties
Other receivables		13	[1]	87
Trade receivables		1,650		2,112
Indemnification asset		0		0
Other liabilities		0	[2]	0
Suppliers		165		40
Bonds		0		0
Maxiprint Editora Ltda.
Related parties
Other receivables		0	[1]	1
Trade receivables		15,756		4,659
Indemnification asset		0		0
Other liabilities		0	[2]	0
Suppliers		0		0
Bonds		0		0
Saber Serviços Educacionais S.A.
Related parties
Other receivables	[1]	0
Trade receivables		175
Indemnification asset		0
Other liabilities	[2]	0
Suppliers		0
Bonds		0
Saraiva Educacao S.A.
Related parties
Other receivables		1,030	[1]	1,099
Trade receivables		5,944		3,495
Indemnification asset		0		0
Other liabilities		440	[2]	19
Suppliers		432		4,262
Bonds		0		0
SGE Material Didatico Ltda.
Related parties
Other receivables	[1]	0
Trade receivables		0
Indemnification asset		0
Other liabilities	[2]	0
Suppliers		658
Bonds		0
Somos Idiomas Ltda
Related parties
Other receivables		79	[1]	146
Trade receivables		1,917		2
Indemnification asset		0		0
Other liabilities		2	[2]	0
Suppliers		1,004		0
Bonds		0		0
Anhanguera Participações S.A.
Related parties
Other receivables	[1]	17
Trade receivables		441
Indemnification asset		0
Other liabilities	[2]	2,633
Suppliers		0
Bonds		0
Others
Related parties
Other receivables		168	[1]	144
Trade receivables		0		856
Indemnification asset		0		0
Other liabilities		2	[2]	11
Suppliers		0		659
Bonds		R$ 0		R$ 0

[1]	Refers substantially to accounts receivable generated from sharing costs e.g. IT services shared by the Company to Cogna Group.
[2]	Refers substantially to accounts payable by sharing expenses e.g. property leasing, personnel and IT licenses shared with Cogna Group